Financial Assets And Liabilities - Summary of financial assets at fair value through profit or loss (Detail) - Argentina, Pesos - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclousre of Detailed Information About Currency Risk [Line Items]
Changes in exchange rate	10.00%	10.00%
Effect on profit or loss	$ 658	$ 22,938
Effect on profit or loss	(658)	(22,938)
Effect on equity	658	22,938
Effect on equity	$ (658)	$ (22,938)